SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2022
Minimum | Trademarks
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum | Trademarks
Finite-Lived Intangible Asset, Useful Life	8 years
Dispensary Licenses
Finite-Lived Intangible Asset, Useful Life	14 years
Customer Relationships | Minimum
Finite-Lived Intangible Asset, Useful Life	3 years
Customer Relationships | Maximum
Finite-Lived Intangible Asset, Useful Life	5 years